SUBSIDIARY PUBLIC ISSUERS - Additional Information (Details) $ in Millions, $ in Millions	Feb. 22, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Nov. 29, 2024 CAD ($)	Jun. 05, 2024 CAD ($)	May 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Jul. 27, 2023 CAD ($)
Disclosure of information about consolidated structured entities [line items]
Notional amount		$ 21,604				$ 21,276
Subordinated notes, Maturing March 15, 2055
Disclosure of information about consolidated structured entities [line items]
Notional amount			$ 300
Annual rate		6.80%
Subordinated notes, Maturing May 31, 2084
Disclosure of information about consolidated structured entities [line items]
Notional amount				$ 8	$ 150
Annual rate		7.30%
Medium-term Notes, Maturing July 27, 2030
Disclosure of information about consolidated structured entities [line items]
Notional amount							$ 700
Medium-term Notes, Maturing July 27, 2030 Tranche One
Disclosure of information about consolidated structured entities [line items]
Notional amount							500
Medium-term Notes, Maturing July 27, 2030 Tranche Two
Disclosure of information about consolidated structured entities [line items]
Notional amount							$ 200
Medium-term Notes, Maturing February 22, 2024
Disclosure of information about consolidated structured entities [line items]
Repayments of bonds, notes and debentures	$ 700
Fixed interest rate | Subordinated notes, Maturing March 15, 2055
Disclosure of information about consolidated structured entities [line items]
Annual rate		6.80%	6.80%
Fixed interest rate | Subordinated notes, Maturing May 31, 2084
Disclosure of information about consolidated structured entities [line items]
Annual rate		7.30%		7.30%	7.25%
Fixed interest rate | Medium-term Notes, Maturing July 27, 2030
Disclosure of information about consolidated structured entities [line items]
Annual rate		5.70%
Fixed interest rate | Medium-term Notes, Maturing July 27, 2030 Tranche One
Disclosure of information about consolidated structured entities [line items]
Annual rate							5.71%
Fixed interest rate | Medium-term Notes, Maturing July 27, 2030 Tranche Two
Disclosure of information about consolidated structured entities [line items]
Annual rate							5.95%
Fixed interest rate | Medium-term Notes, Maturing February 22, 2024
Disclosure of information about consolidated structured entities [line items]
Annual rate	3.315%	3.30%
Floating interest rate | Subordinated notes, Maturing March 15, 2030
Disclosure of information about consolidated structured entities [line items]
Borrowings, variable rate			2.453%